Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

The Company entered into revenue contracts to perform professional services for certain companies who are also investors in the Company. These companies are holders of either the Company’s common stock or Preferred Stock. The following is financial information on related party transactions as of and for the three-month period ended March 31, 2022 and for the year ended December 31, 2021:

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Revenue	$2,171	$1,807

	As of March 31, 2022	As of December 31, 2021
Accounts receivable	$300	$583
Deferred revenue	$13,862	$15,238